Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year		₨ (2,876)	₨ 3,019
Deferred cancellation gain/ (loss), net			(201)
Changes in fair value of effective portion of derivatives		4,753	(2,312)
Net gain/(loss) reclassified to consolidated statement of income on occurrence of hedged transactions	[1]	305	(3,382)
Gain/(loss) on cash flow hedging derivatives, net		5,058	(5,895)
Balance as at the end of the year		2,182	(2,876)
Deferred tax thereon		(452)	561
Balance as at the end of the year, net of deferred tax		₨ 1,730	₨ (2,315)

[1]	Includes net (gain)/loss reclassified to revenue of ₹ (4,761) and ₹ 58 for the year ended March 31, 2020 and 2021, respectively and net (gain)/loss reclassified to cost of revenues of ₹ 1,379 and ₹ 247 for the year ended March 31, 2020 and 2021, respectively.